Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or GAAP and are denominated in US Dollar unless indicated otherwise.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, the vast majority of which are wholly-owned. All intercompany transactions and balances have been eliminated in consolidation.

In December 2017, the Company entered into agreements with Union Investments and Development Limited (“Union”) to partner through a legal entity that is equally owned by the Company and Union for the purpose of acquiring specific land which the Company expects to use as the site for a new campus in Ra’anana, Israel. On January 2, 2018 the Company completed the acquisition of the land. Pursuant to the agreements between the Company and Union, as the Company has control over the construction and ongoing operations of the new campus, the new entity’s financial information is consolidated into the Company’s consolidated financial statements with the portion not owned classified as non-controlling interests. The Company is obligated to distribute in the future the new entity’s earnings under certain conditions, in fiscal year 2018 the new entity had negligible earnings or losses and, therefore, an immaterial effect on consolidated financial statements of Amdocs Limited.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications	Reclassifications From time to time, certain immaterial amounts in prior year financial statements may be reclassified to conform to the current year presentation.
Functional Currency

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.
Accounts Receivable Factoring

Accounts Receivable Factoring

From time to time, the Company uses non-recourse factoring arrangements, to sell accounts receivable to third-party financial institutions. The sale of the receivables in these arrangements are accounted for as a true sale.

Investments

Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of bank deposits, corporate bonds, money market funds, U.S. government treasuries, and U.S. agency securities, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive (loss) income” in equity, unless a security is other than temporarily impaired. The Company recognizes an impairment charge in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while other declines in fair value related to other factors are recognized in other comprehensive (loss) income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit losses. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered a credit loss. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first-in-first-out (FIFO) method for determining the cost of securities.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease. Property and equipment that have been fully depreciated and are no longer in use are netted against accumulated depreciation.

The Company capitalizes certain expenditures for software that is internally developed for use in the business, which is classified as computer equipment. Amortization of internal use software begins when the software is ready for service and continues on the straight-line method over the estimated useful life.

The Company capitalizes the expenditures related to the new campus in Israel, which are classified as building and land. Amortization will begin when the new campus is ready for use and will be amortized on the straight-line basis over the estimated useful life.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The goodwill impairment test involves a two-step process. The first step, identifying a potential impairment, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology and customer relationships. Core technology acquired by the Company is amortized over its estimated useful life on a straight-line basis.

Some of the acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy generally results in accelerated amortization of such customer relationships as compared to the straight-line method. All other acquired customer relationships are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the cash generating unit and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the cash generating unit. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive Income

Comprehensive Income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income:

(i) net change in fair value of available-for-sale securities;

(ii) net change in fair value of cash flow hedges; and

(iii) net actuarial gains and losses on defined benefit plans.

Treasury Stock

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of equity.

Business Combinations

Business Combinations

In accordance with business combinations accounting, assets acquired and liabilities assumed, as well as any contingent consideration that may be part of the acquisition agreement, are recorded at their respective fair values at the date of acquisition. For acquisitions that include contingent consideration, the fair value is estimated on the acquisition date as the present value of the expected contingent payments, determined using weighted probabilities of possible payments. The Company remeasures the fair value of the contingent consideration at each reporting period until the contingency is resolved. Except for measurement period adjustments, the changes in fair value are recognized in the consolidated statements of income. Any earn-out which is not considered a contingent consideration is recognized as compensation expense over expected service period.

In accordance with business combinations accounting, the Company allocates the purchase price of acquired companies to the tangible and intangible assets acquired and liabilities assumed, as well as to in-process research and development based on their estimated fair values. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. As a result of the significant judgments that need to be made, the Company obtains the assistance of independent valuation firms. The Company completes these assessments as soon as practical after the closing dates. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.

Although the Company believes the assumptions and estimates of fair value it has made in the past have been reasonable and appropriate, they are based in part on historical experience and information obtained from the management of the acquired companies and are inherently uncertain and subject to refinement. Critical estimates in valuing certain assets acquired and liabilities assumed include but are not limited to: future expected cash flows from license and service sales, maintenance, customer contracts and acquired developed technologies, expected costs to develop the in-process research and development into commercially viable products and estimated cash flows from the projects when completed and the acquired company’s brand awareness and discount rate. Unanticipated events and circumstances may occur that may affect the accuracy or validity of such assumptions, estimates or actual results. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill, if the changes are related to conditions that existed at the time of the acquisition. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments, based on events that occurred subsequent to the acquisition date, are recorded in its consolidated statements of income.

The Company estimates the fair values of its services, hardware, software license and maintenance obligations assumed. The estimated fair values of these performance obligations are determined utilizing a cost build-up approach. The cost build-up approach determines fair value by estimating the costs related to fulfilling the obligations plus a normal profit margin.

The Company may establish a valuation allowance for certain deferred tax assets and estimate the value of uncertain tax positions of a newly acquired entity. This process requires significant judgment and analysis.

Income Taxes

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not, the Company will not be able to realize their benefit.

Deferred tax liabilities and assets are classified as noncurrent on the balance sheet. Deferred tax liabilities also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. See Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectability of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. Those services are deemed essential to the software. As a result, revenue is generally recognized over the course of these projects, using the percentage of completion method of accounting, usually based on a percentage that incurred labor effort to date bears to total projected labor effort. When total cost estimates for these types of arrangements exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit. Significant judgment is required when estimating total labor effort and progress to completion on these arrangements, as well as whether a loss is expected to be incurred on the project. The Company evaluates contracts entered into at or near the same time with the same customer (or related parties of the customer) and determines if the contracts should be combined in accordance with the guidance for revenue recognition.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Contingent subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Revenue from sales of hardware that functions together with the software licenses to provide the essential functionality of the product and that includes significant customization, modification, implementation and integration, is recognized as work is performed, under the percentage of completion method of accounting.

Revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization, implementation and modification is recognized upon delivery. Revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long-term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced, volume of data processed or subscriber count, depending on the specific contract terms of the managed services arrangement. Typically, managed services contracts are long-term in duration and are not subject to seasonality. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement as well as, in some cases, possesses other attributes such as latitude in determining prices and selecting suppliers. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis. Revenue from third-party hardware and software sales was less than 10% of revenue in each of fiscal years 2018, 2017 and 2016. In certain arrangements, the Company may earn revenue from other third-party services which is recorded at a gross or net amount according to certain indicators.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. The Company’s multiple element arrangements are comprised of a variety of different combinations of the deliverables mentioned above. For multiple element arrangements within the scope of software revenue recognition guidance, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). In the absence of fair value for a delivered element the Company uses the residual method. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably upon commencement of the maintenance services. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Under the guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance, the Company allocates revenue to each element based upon the relative fair value. Fair value would be allocated by using a hierarchy of 1) VSOE, 2) third-party evidence of selling price for that element, or 3) estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is judgmental and is made through consultation with and approval by management.

In certain circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain direct costs incurred at the inception of the contract. These costs include expenses incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the managed services period, or over the recognition period of the undelivered item. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables. Billed accounts receivables include all outstanding invoices to customers, as well as amounts allowed to be billed according to contractual or other arrangements with customers.

Cost of Revenue

Cost of Revenue

Cost of revenue consists of all costs associated with providing software licenses and services to customers, including identified losses on contracts. Estimated losses on contracts accounted for using the percentage of completion method of accounting are recognized in the period in which the loss is identified. Cost of revenue includes license fees and royalty payments to software suppliers.

Cost of revenue also includes costs of third-party products associated with selling third-party computer hardware and software products to customers and other third-party services, when the related revenue is recorded at the gross amount. Customers purchasing third-party products and services from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments, and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple financial institutions and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe and the rest of the world. Most of the Company’s customers are among the largest communications and media companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably probable. As of September 30, 2018, the Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 19%, which was lower than its respective portion of total revenue. As of September 30, 2017, the Company had one customer with an accounts receivable balance of more than 10% of total accounts receivable, amounting to 27%, which was lower than its respective portion of total revenue.

Earnings per Share

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding and the effect of dilutive outstanding equity-based awards using the treasury stock method. The Company includes participating securities (unvested restricted shares that contain non-forfeitable rights to dividends or dividend equivalents) in the computation of earnings per share pursuant to the two-class method, which calculates earnings per share for common shares and participating securities.

Derivatives and Hedging

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive (loss) income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a cash flow hedge is recognized in earnings. If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in earnings.

Recent Accounting Standards

Recent Accounting Standards

In November 2018, the Financial Accounting Standards Board, or FASB issued an ASU No. 2018-18, “Collaborative Arrangements”. The ASU clarifies the interaction between collaborative arrangements and the new revenue standards. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.

In August 2018, the Financial Accounting Standards Board, or FASB issued an ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract”. The ASU amends the definition of hosting arrangement and requires a customer in a hosting arrangement that is a service contract to capitalize certain implementation costs as if the arrangement was an internal-use software project. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.

In August 2018, the Financial Accounting Standards Board, or FASB issued an ASU No. 2018-13, “Fair Value Measurement”. The ASU eliminates, adds and modifies certain disclosure requirements for fair value measurements. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted with specific limitations. The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.

In August 2018, the FASB issued an ASU No. 2018-14, “Changes to the Disclosure Requirements for Defined Benefit Plans”. The ASU makes minor changes to the disclosure requirement for employers that sponsor defined pension and/or other post retirement benefit plans. This ASU will be effective for the Company on October 1, 2020, and early adoption is permitted. The Company expects the adoption of this ASU will not have a material impact on its consolidated financial statements.

In June 2018, the FASB issued an ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting”. The ASU aligns the measurement and classification for share-based payments to nonemployees with the guidance for share-based payments to employees, with certain exceptions. This ASU will be effective for the Company on October 1, 2019, and early adoption is permitted with specific limitations. The Company expects the adoption of this ASU will not have a material impact on its consolidated financial statements.

In December 2017, SEC issued Staff Accounting Bulletin No. 118 (“SAB No. 118”) due to the new tax legislation in the United States (The Tax Cuts and Jobs Act or “The Act”) which allows the Company to record provisional amounts during a one-year measurement period. The Act, which was enacted in December 22, 2017, reduces the US federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries and creates new taxes on certain foreign sourced earnings. As of September 30, 2018, the Company has not completed its accounting for the tax effects of enactment of the Act and made a reasonable estimate of the effects on its existing deferred tax balances and the one-time transition tax. The Company will continue to make and refine its calculations as additional analysis is completed and as it gains a more thorough understanding of the tax law, see also Note 11.

In August 2017, the FASB issued an ASU 2017-12, “Targeted Improvements to Accounting for Hedging Activities”. The ASU amends existing guidance to simplify the application of hedge accounting in certain situations and allows companies to better align their hedge accounting with their risk management activities. The ASU will be effective on October 2020 and earlier adoption by one year is permitted. The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, “Clarifying the Definition of a Business”. The ASU revises and narrows the definition of a business and provides a framework that gives entities a basis for making reasonable judgments about whether a transaction involves an asset or a business. This ASU is effective for the Company with respect to transactions occurring on or after October 1, 2018. The Company expects the adoption of this ASU will not have a material impact on its consolidated financial statements.

In August 2016, the FASB issued an ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments”. The ASU intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The ASU is effective for the Company on October 1, 2018. The Company currently expects adoption of this ASU will result in reclassification of certain cash payments of contingent considerations included in acquisition agreements from investing activities to financing activities and will not have a material impact on its statement of cash flows.

In June 2016, the FASB issued an ASU 2016-13, “Measurement of Credit Losses on Financial Instruments”. The ASU which introduces an impairment model that is based on expected losses rather than incurred losses and will apply to financial assets subject to credit losses and measured at amortized cost, and certain off-balance sheet credit exposures. The ASU will be effective on October 2020 and earlier adoption by one year is permitted. The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.

In February 2016, the FASB issued an ASU 2016-02, “Leases”. The ASU increases transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. The ASU requires reporting entities to recognize lease assets and lease liabilities on the balance sheet for most leases, including operating leases, with a term greater than twelve months. This ASU, which will be effective for the Company on October 1, 2019, must be adopted using a modified retrospective method and its early adoption is permitted. The Company is currently evaluating the impact of adoption of this ASU on its consolidated financial statements.

In January 2016, the FASB issued an ASU 2016-01, “Financial Instruments – Overall”. The ASU updates certain aspects of recognition and measurement of financial assets and financial liabilities. The ASU affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. This ASU is effective for the Company on October 1, 2018. The Company expects adoption of this ASU may result in changes in its financial statements presentation but will not affect the content of its consolidated financial statements.

In May 2014, the FASB issued an ASU 2014-09, “Revenue from Contracts with Customers”. The ASU on revenue from contracts with customers, or the new revenue standard, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The new revenue standard supersedes most current revenue recognition guidance and will be effective for the Company beginning in the first quarter of fiscal year 2019. The Company developed a transition plan, including changes to policies, processes and internal controls, as well as system enhancements to generate the information necessary for new disclosure requirements and recently completed an assessment to identify the potential areas of impact that this new revenue recognition standard will have on its consolidated financial statement and internal control environment. As part of the assessment, the Company reviewed a representative sample of its contracts across its various customers and geographies to identify potential differences that could result from applying the requirements of the new standard. Entities have the option of adopting the new revenue standard using either a full retrospective or a modified approach with the cumulative effect of applying the standard recognized at the date of initial application. The Company will adopt the new revenue standard on October 1, 2018 using the modified retrospective transition approach. The estimated cumulative adjustment to retained earnings will have an immaterial effect to its consolidated financial statements.

Adoption of New Accounting Standards

Adoption of New Accounting Standards

In March 2016, the FASB issued an ASU 2016-09, “Compensation—Stock Compensation” payments. The ASU simplifies several aspects related to how share-based payments are accounted for and presented in the financial statements, including income taxes, accounting for forfeitures and classification in the statements of cash flows. The Company prospectively adopted this ASU effective October 1, 2017 and as a result did not adjust the prior period amounts that are presented in its consolidated statements of cash flows.

In September 2015, the FASB issued an ASU 2015-16, “Business combination” on simplifying the accounting for measurement-period adjustments in connection with business combinations. The ASU eliminates the requirement to restate prior period financial statements for measurement-period adjustments and requires that the cumulative impact of a measurement-period adjustment be recognized in the reporting period in which the adjustment is identified. The Company prospectively adopted this ASU effective October 1, 2017. There was no material impact on the Company’s consolidated financial statements.